Secured Term Loan Facilities and Revolving Credit Facility (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2017:

	December 31, 2016 (in thousands)	December 31, 2017 (in thousands)
Due within one year	$81,128	$83,352
Due in two years	188,586	70,600
Due in three years	41,823	128,725
Due in four years	99,948	60,600
Due in five years	31,823	302,461
Due in more than five years	185,564	126,452

Total secured term loan facilities and revolving credit facility	$628,872	$772,190
Less: current portion	81,128	83,352

Secured term loan facilities and revolving credit facility, non-current portion	$547,744	$688,838

Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2017 and December 31, 2016:

	December 31, 2016	December 31, 2017
	(in thousands)
Current Liability
Current portion of long-term debt	$(81,128)	$(83,352)
Less: current portion of deferred financing costs	2,664	1,793

Current portion of secured term loan facility, net of deferred financing costs	$(78,464)	$(81,559)

Non-Current Liability
Secured term loan facilities net of current portion	$(547,744)	$(688,838)
Less: non-current portion of deferred financing costs	7,064	7,180

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(540,680)	$(681,658)

2017 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of our senior unsecured bond and total deferred financing costs at December 31, 2017 and December 31 2016:

	December 31, 2016	December 31, 2017
	(in thousands)
Senior Unsecured Bond
Total Bond	$(125,000)	$(100,000)
Less deferred financing costs	—	1,416

Total Bond, net of deferred financing costs	$(125,000)	$(98,584)